Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ 1,287	$ (5,838)	$ (12,779)
Other comprehensive income (loss): Foreign currency translation adjustments	[1],[2]	67	130	(15)
Total other comprehensive income (loss)		$ 1,354	$ (5,708)	$ (12,794)

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).